Robert M. Kurucza 202.346.4151 rkurucza@goodwinlaw.com	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

October 26, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attn: Ms. Lisa N. Larkin, Esq.

Re:	North Square Investments Trust (the “Registrant”)
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A
File Nos. 811-23373; 333-226989

Dear Ms. Larkin:

The Registrant has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”), including certain exhibits. The Amendment is being filed for the purpose of updating the Registration Statement in response to comments of the staff of the Commission and making certain non-material changes to the Registration Statement. No fees are required in connection with this filing.

If you have any questions or require any additional information, please do not hesitate to contact me at the number referenced above or my colleague, Andrew L. Zutz, at (202) 346-4116.

Sincerely,

/s/ Robert M. Kurucza

Robert M. Kurucza

cc:	Mark D. Goodwin, North Square Investments, LLC
Alan E. Molotsky, North Square Investments, LLC Andrew L. Zutz, Goodwin Procter LLP